Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000092034 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000092034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000092034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000092034 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000092034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000092034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092034 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092035 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092035 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092035 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000092035 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092035 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000092035 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000092035 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092035 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000092035 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000092035 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092035 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092035 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000092036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000092036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000092036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000092036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000092036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000092036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000092036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000092036 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000092037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000092037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000092037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000092037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000092037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000092037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000092037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000092037 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000092038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000092038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000092038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000092038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000092038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000092038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000092038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092038 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092039 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000092039 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000092039 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000092039 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000092039 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092039 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000092039 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092039 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000092039 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000092039 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092039 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092039 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092040 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000092040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000092040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000092040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000092040 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000092040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000092040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000092040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000092040 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092040 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092041 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092041 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000092041 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000092041 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000092041 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092041 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000092041 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000092041 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000092041 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000092041 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000092041 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092041 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000092043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000092043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000092043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000092043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000092043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000092043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000092043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092043 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092042 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000092042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000092042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000092042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000092042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000092042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000092042 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000092042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092042 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000092044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000092044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000092044 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000092044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000092044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000092044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000092044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092044 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000092045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000092045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000092045 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000092045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000092045 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000092045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000092045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092045 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000092046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000092046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000092046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000092046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000092046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000092046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000092046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000092046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092046 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092048 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092048 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000092048 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000092048 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000092048 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092048 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000092048 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092048 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000092048 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000092048 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092048 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092048 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000092049 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000092049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000092049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000092049 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000092049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000092049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092049 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%